SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 21,789,126	$ 21,789,126	$ 7,491,611	$ 20,259,394
Intangible assets
Liabilities	(2,182,230)	(2,182,230)	(5,821,755)	(5,038,499)
Net loss		(15,669,093)	$ (18,169,070)	$ (11,434,632)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	2,287,252	2,287,252
Intangible assets	22,500,000	22,500,000
Liabilities	(44,683)	(44,683)
Owners Equity	(24,742,569)	(24,742,569)
Net loss	$ 1,142,249	$ 1,212,417